Goodwill - Schedule of Key Assumptions of Goodwill (Details)	Dec. 31, 2025
Schedule of Key Assumptions of Goodwill [Line Items]
Weighted average cost of capital	15.15%
Revenue annual growth rate [Member]
Schedule of Key Assumptions of Goodwill [Line Items]
Growth rate	5.00%
Budgeted gross margin [Member]
Schedule of Key Assumptions of Goodwill [Line Items]
Growth rate	50.00%
Long-term growth rate [Member]
Schedule of Key Assumptions of Goodwill [Line Items]
Growth rate	2.48%